Cover	Jun. 24, 2022
Cover [Abstract]
Entity Registrant Name	Genvor Incorporated
Entity Central Index Key	0001792941
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Emerging Growth Company	true
Document Period End Date	Jun. 24, 2022
Entity Ex Transition Period	false
Entity File Number	333-234815
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-2054746
Entity Address Address Line 1	13155 Noel Road
Entity Address Address Line 2	Suite 900
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75240
City Area Code	214
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	427-1921